Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Feb. 28, 2017	Sep. 30, 2014
Income Taxes [Line Items]
Income Tax Examination, Penalties and Interest Accrued		$ 2.9	$ 3.0
Unrecognized Tax Benefits		20.9	16.5	$ 12.4		$ 7.6
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		206.7	281.4	309.0
Deferred Tax Assets, Valuation Allowance		946.7	532.3
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		$ 81.5	(65.0)	180.3
Document Period End Date		Sep. 30, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount		$ 0.0	0.0	(9.9)
Operating Loss Carryforwards					$ 37.0
Deferred income taxes		$ 21.9	$ (73.6)	$ (10.9)
Effective Income Tax Rate Reconciliation, Percent	(634.80%)	(122.50%)	(634.80%)	(0.40%)
Deferred Tax Assets, Investment in Subsidiaries		$ 49.0	$ 51.1
Increase Decrease Interest And Penalties		0.1	0.5	$ 0.8
Parent Company [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance		703.2	313.1
FGL [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance		58.1	48.8
FS Holdco II Ltd. [Domain]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			145.3
Spectrum Brands [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		20.8	63.7
Tax Adjustments, Settlements, and Unusual Provisions			87.8
Operating Loss Carryforwards			111.1
Deferred income taxes		47.4
Foreign Earnings Repatriated		1.6	3.0	23.3
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount		5.7	1.9
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		468.9
Deferred Federal, State and Local, Tax Expense (Benefit)		$ 7.5
Operating Loss Carryforwards, Expiration Date		Jan. 01, 2037
U S Federal [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 395.0
U S Federal [Member] | Parent Company [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		1,524.3	1,304.1
Capital Loss Carryforwards			322.4
U S Federal [Member] | FGL [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		151.1	133.6
U S Federal [Member] | Spectrum Brands [Member]
Income Taxes [Line Items]
Deferred income taxes		246.2
State and Local Jurisdiction [Member] | Parent Company [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		0.0	93.9
Domestic Tax Authority [Member] | Parent Company [Member]
Income Taxes [Line Items]
Capital Loss Carryforwards		315.9
Domestic Tax Authority [Member] | FGL [Member]
Income Taxes [Line Items]
Capital Loss Carryforwards		15.0	6.0
Deferred Tax Assets, Valuation Allowance, Domestic Income Taxes [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		390.1		248.6
Deferred Tax Assets, Valuation Allowance, Domestic Income Taxes [Member] | FGL [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		352.7
Deferred Tax Assets, Valuation Allowance, Domestic Income Taxes [Member] | Front Street RE (Cayman) Ltd. [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		36.5
Deferred Tax Assets, Valuation Allowance, Domestic Income Taxes [Member] | Spectrum Brands [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		13.4	65.0
Deferred Tax Assets, Valuation Allowance, Foreign Income Taxes [Member] | Spectrum Brands [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		6.6	14.7	17.0
Deferred Tax Assets, Valuation Allowance, Foreign Income Taxes [Member] | Foreign Tax Authority [Member] | Spectrum Brands [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		7.4	1.3
Deferred Tax Assets, Valuation Allowance, US State and Local Income Taxes [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				60.4
Deferred Tax Assets, Valuation Allowance, Asset Impairments [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			89.5
Deferred Tax Assets, Valuation Allowance, Business Combinations [Member] | Spectrum Brands [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				22.8
Spectrum Brands [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance		243.5	222.7
Tax Credit Carryforward, Valuation Allowance			16.2
Undistributed Earnings of Foreign Subsidiaries		302.5
Spectrum Brands [Member] | Accounting Standards Update 2016-09 [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			25.1
Spectrum Brands [Member] | U S Federal [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance		217.1	203.7
Operating Loss Carryforwards		703.5
Spectrum Brands [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance		26.4	19.0
Operating Loss Carryforwards		169.2		$ 14.4
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		45.7
Spectrum Brands [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		70.8
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		16.7
Spectrum Brands [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			$ 111.1
Capital Loss Carryforwards		19.8
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		164.1
Additional Paid-in Capital | Spectrum Brands [Member] | U S Federal [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 4.3